Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue by Segment	$ 51,407,544	$ 17,089,549
Operating Income (Loss) by Segment	(6,340,768)	(2,808,457)
Total Assets by Segment	60,690,056	43,316,264
Gross Profit	14,127,500	5,121,334
Specialty Contracting Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	18,224,317	6,513,763
Operating Income (Loss) by Segment	2,427,369	(699,459)
Total Assets by Segment	21,341,243	16,933,296
Gross Profit	7,253,636	2,784,764
Telecommunication Staffing Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	33,183,227	10,575,786
Operating Income (Loss) by Segment	1,069,808	820,375
Total Assets by Segment	22,277,926	23,809,382
Gross Profit	6,873,864	2,336,570
Corporate [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss) by Segment	(9,837,945)	(2,929,373)
Total Assets by Segment	17,070,887	2,573,586
Domestic [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	47,328,963	16,202,624
Operating Income (Loss) by Segment	(8,297,354)	(3,023,600)
Gross Profit	12,825,312	4,880,331
Domestic [Member] | Specialty Contracting Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	15,324,300	6,513,763
Operating Income (Loss) by Segment	1,509,090	(699,459)
Gross Profit	6,175,755	2,784,764
Domestic [Member] | Telecommunication Staffing Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	32,004,663	9,688,861
Operating Income (Loss) by Segment	880,695	605,232
Gross Profit	6,649,557	2,095,567
Domestic [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss) by Segment	(9,837,945)	(2,929,373)
Foreign [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	4,078,581	886,925
Operating Income (Loss) by Segment	1,107,392	215,143
Gross Profit	1,302,188	241,003
Foreign [Member] | Specialty Contracting Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	2,900,017
Operating Income (Loss) by Segment	918,279
Gross Profit	1,077,881
Foreign [Member] | Telecommunication Staffing Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	1,178,564	886,925
Operating Income (Loss) by Segment	189,113	215,143
Gross Profit	224,307	241,003
Foreign [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss) by Segment		$ 215,143